Summary of Significant Accounting Policies: Revenue Recognition (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Policies
Revenue Recognition

Revenue Recognition

The Company recognizes revenue when persuasive evidence of an arrangement exits, collection of the related receivable is reasonably assured, the fees are fixed or determinable, and as services are provided.  Income is recognized as earned when an ad is either placed for viewing by a visitor to a member network publisher or internet access providers’ proprietary networks or when the customer “clicks through” on the ad, depending on the terms with the individual advertisers.  In certain cases, the Company records revenue based on available preliminary information from third parties.  Collection on the receivable may vary from the preliminary information based upon third party refinement of the estimated and reported amounts owed that occurs in subsequent periods.  The Company accrues any revenue sharing percentage with the network provider at the same time.

Revenue Recognition

The Company earns revenue from ads placed on web pages viewed on internet access providers’ proprietary networks. Revenues are earned when end users view the advertisements. The Company accrues any revenue sharing percentage with the network provider at the same time.